THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 100.8%
	Alabama — 1.4%
$3,000,000	Energy Southeast A Cooperative District, AL, Revenue Bonds, Series A-1, 5.500% due 11/1/53[1]	$3,272,052
1,000,000	Energy Southeast A Cooperative District, AL, Revenue Bonds, Series B-1, 5.750% due 4/1/54[1]	1,115,270
		4,387,322
	Arizona — 4.1%
5,550,000	City of Mesa, AZ, Utility System Revenue, Revenue Bonds, Refunding, 4.000% due 7/1/35	5,973,311
2,015,000	City of Yuma Municipal Property Corp., AZ, Road & Excise Tax, Revenue Bonds, Refunding, 5.000% due 7/1/26	2,070,589
1,000,000	Maricopa County Unified School District No. 69 Paradise Valley, AZ, General Obligation Unlimited, Series D, 5.000% due 7/1/35	1,171,491
3,500,000	Salt River Project Agricultural Improvement and Power District, AZ, Revenue Bonds, Refunding, 5.000% due 1/1/28	3,821,785
		13,037,176
	Arkansas — 1.0%
3,000,000	Little Rock Metrocentere Improvement District No. 1, AR, Revenue Bonds, 3.170% due 12/1/25[1]	3,000,000
	Colorado — 1.4%
1,000,000	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, AMT, Series D, 5.000% due 11/15/24	1,011,021
1,195,000	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, Series A, 5.000% due 11/15/24	1,208,170
1,020,000	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, Series C, 5.000% due 11/15/29	1,153,576
1,125,000	Colorado Housing and Finance Authority, Revenue Bonds, Series B, 3.750% due 5/1/50	1,114,585
		4,487,352
	Connecticut — 1.1%
1,155,000	Connecticut Housing Finance Authority, Housing Finance Mortgage Program, Revenue Bonds, Refunding, Series F-1, 3.500% due 11/15/43	1,137,995
1,100,000	State of Connecticut, General Obligation Unlimited, Refunding, Series D, 5.000% due 9/15/27	1,190,346
1,000,000	State of Connecticut, Special Tax Revenue, Revenue Bonds, Series A, 5.000% due 5/1/33	1,140,407
		3,468,748
	Delaware — 1.0%
1,000,000	Delaware River & Bay Authority, Revenue Bonds, Refunding, Series C, 5.000% due 1/1/27	1,001,407
2,000,000	State of Delaware, General Obligation Unlimited, 5.000% due 2/1/26	2,092,445
		3,093,852
	District Of Columbia — 2.6%
1,700,000	District of Columbia, General Obligation Unlimited, Refunding, Series A, 5.000% due 6/1/33	1,818,003
4,305,000	District of Columbia, Income Tax Revenue, Revenue Bonds, Series A, 5.000% due 7/1/36	5,057,226
1,250,000	Washington Metropolitan Area Transit Authority Dedicated Revenue, DC, Revenue Bonds, 5.000% due 7/15/27	1,348,995
		8,224,224
See Notes to Schedule of Portfolio Investments
1

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — 6.5%
$2,820,000	Central Florida Expressway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	$2,945,110
	City of Lakeland, FL, Department of Electric Utilities, Revenue Bonds, Refunding:
2,750,000	5.000% due 10/1/25	2,836,681
2,500,000	5.000% due 10/1/35	3,000,150
1,375,000	County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/25	1,418,114
1,000,000	Duval County Public Schools, FL, Certificate Participation, Series A, (AGMC Insured), 5.000% due 7/1/29	1,117,721
2,375,000	Florida Insurance Assistance Interlocal Agency, Inc., Revenue Bonds, Series A-1, 5.000% due 9/1/26	2,471,501
1,025,000	School District of Broward County, FL, Certificate Participation, Refunding, Series A, 5.000% due 7/1/27	1,073,501
1,775,000	School District of Broward County, FL, Certificate Participation, Refunding, Series C, 5.000% due 7/1/25	1,825,084
2,400,000	St. Lucie County School Board, FL, Certificate Participation, Series A, (AGMC Insured), 5.000% due 7/1/34	2,814,457
1,000,000	Volusia County School Board, FL, Certificate Participation, 5.000% due 8/1/24	1,008,959
		20,511,278
	Georgia — 2.1%
2,000,000	City of Atlanta, GA, General Obligation Limited, Prerefunded 12/01/24 @ 100, 4.500% due 12/1/29	2,025,166
1,000,000	Main Street Natural Gas, Inc., GA, Revenue Bonds, Series C, 5.000% due 9/1/53[1]	1,063,628
2,000,000	Main Street Natural Gas, Inc., GA, Revenue Bonds, Series E-1, 5.000% due 12/1/53[1]	2,139,022
1,170,000	Municipal Electric Authority of Georgia, Project No.1, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/30	1,301,027
		6,528,843
	Hawaii — 2.5%
1,250,000	City & County of Honolulu, HI, General Obligation Unlimited, Series B, 5.000% due 9/1/26	1,322,590
1,050,000	City & County of Honolulu, HI, General Obligation Unlimited, Series D, 5.000% due 8/1/26	1,108,780
1,755,000	City & County of Honolulu, HI, Wastewater System Revenue, Revenue Bonds, Series A, 4.000% due 7/1/30	1,867,733
3,405,000	State of Hawaii, General Obligation Unlimited, Refunding, Series EY, 5.000% due 10/1/27	3,514,705
		7,813,808
	Illinois — 2.4%
2,000,000	Chicago O’Hare International Airport, IL, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/32	2,027,834
3,240,000	Illinois Finance Authority, Illinois State Clean Water Project, Revenue Bonds, 5.000% due 7/1/31	3,627,124
795,000	Illinois Finance Authority, OSF Health Care System, Revenue Bonds, Refunding, Series B, 3.000% due 11/15/37[1]	795,000
1,000,000	Illinois Finance Authority, Revenue Bonds, Refunding, Series C, 5.000% due 2/15/27	1,060,203
		7,510,161
	Indiana — 0.3%
1,025,000	Indiana Municipal Power Agency, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,041,712
See Notes to Schedule of Portfolio Investments
2

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Iowa — 1.8%
	Iowa Finance Authority, Revenue Bonds, Refunding:
$1,000,000	5.000% due 8/1/35	$1,205,935
4,630,000	3.150% due 2/15/39[1]	4,630,000
		5,835,935
	Kentucky — 0.3%
1,000,000	Louisville & Jefferson County Metropolitan Government, KY, Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/39	1,100,180
	Maine — 0.7%
1,000,000	Maine Governmental Facilities Authority, Revenue Bonds, Series A, 5.000% due 10/1/39[2]	1,150,474
1,000,000	Maine Governmental Facilities Authority, Revenue Bonds, Series B, 5.000% due 10/1/39[2]	1,150,473
		2,300,947
	Maryland — 1.4%
2,000,000	State of Maryland, General Obligation Unlimited, Series A, 5.000% due 6/1/33	2,386,337
2,000,000	State of Maryland, General Obligation Unlimited, Series B, 5.000% due 8/1/24	2,019,896
		4,406,233
	Massachusetts — 1.7%
	Massachusetts Development Finance Agency, Revenue Bonds:
1,000,000	5.000% due 10/1/27	1,086,835
1,500,000	5.000% due 7/1/32	1,743,570
2,600,000	Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Series U6C, 3.050% due 10/1/42[1]	2,600,000
		5,430,405
	Michigan — 3.1%
1,200,000	Detroit City School District, MI, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/31	1,346,757
1,500,000	Michigan Finance Authority, Revenue Bonds, Hospital Revenue Refunding Bonds, Series 2022 A, 5.000% due 4/15/28	1,631,761
715,000	Michigan Finance Authority, Revenue Bonds, Series 2014D, (AGMC Insured), 5.000% due 7/1/24	719,117
940,000	Michigan State Housing Development Authority, Revenue Bonds, AMT, Series B, 3.500% due 6/1/47	931,031
2,000,000	Michigan State University, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/29	2,251,017
2,650,000	University of Michigan, Revenue Bonds, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/33	2,835,999
		9,715,682
	Minnesota — 0.9%
945,000	Minnesota Housing Finance Agency, Revenue Bonds, Refunding, Series E, (GNMA / FNMA / FHLMC Insured), 4.000% due 1/1/47	941,864
1,800,000	State of Minnesota, General Obligation Unlimited, Series A, 5.000% due 8/1/32	2,038,333
		2,980,197
	Missouri — 1.1%
2,000,000	City of Kansas City, MO, Sanitary Sewer System Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	2,038,056
See Notes to Schedule of Portfolio Investments
3

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Missouri — (Continued)
$1,500,000	Missouri Housing Development Commission, Single Family Mortgage, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 11/1/50	$1,476,845
		3,514,901
	Nebraska — 0.9%
2,500,000	Omaha Public Power District, NE, Revenue Bonds, Refunding, Series B, 5.000% due 2/1/33	2,996,371
	New Jersey — 1.0%
1,000,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds, Series BB, 5.000% due 6/15/35	1,177,664
2,000,000	State of New Jersey, General Obligation Unlimited, 2.000% due 6/1/30	1,828,224
		3,005,888
	New Mexico — 1.7%
1,130,000	Albuquerque Municipal School District No. 12, NM, General Obligation Unlimited, Series A, 5.000% due 8/1/29	1,271,388
770,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 1/1/51	758,756
670,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series F, Class I Bond, (GNMA / FNMA / FHLMC Insured), 3.500% due 7/1/50	659,820
2,500,000	State of New Mexico, Severance Tax Permanent Fund, Revenue Bonds, Series B, 5.000% due 7/1/28	2,753,215
		5,443,179
	New York — 12.4%
1,510,000	City of New York, NY, General Obligation Unlimited, Refunding, Series C, 5.000% due 8/1/25	1,557,687
1,000,000	Metropolitan Transportation Authority, NY, Revenue Bonds, (AGMC Insured), (SOFR*0.67+0.55%), 4.108% due 11/1/32[3]	1,000,010
1,295,000	New York City Municipal Water Finance Authority, NY, Revenue Bonds, 5.000% due 6/15/28	1,381,790
1,315,000	New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, 5.000% due 5/1/29	1,374,677
1,650,000	New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 11/1/26	1,753,741
1,160,000	New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Refunding, Subseries F-1, 5.000% due 11/1/26	1,232,933
2,275,000	New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Subseries E-1, 5.000% due 2/1/30	2,365,220
1,930,000	New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Subseries F-1, 5.000% due 5/1/31	2,060,169
2,870,000	New York State Dormitory Authority, Revenue Bonds, Refunding, Series D, 5.000% due 2/15/30	3,006,311
2,000,000	New York State Dormitory Authority, Revenue Bonds, Refunding, Series E, 5.000% due 3/15/31	2,325,649
1,000,000	New York State Dormitory Authority, Revenue Bonds, Series A, (AGM State Aid withholding), 5.000% due 10/1/27	1,084,278
1,135,000	New York State Thruway Authority, Personal Income Tax Revenue, Revenue Bonds, Series A, 4.000% due 3/15/36	1,210,511
See Notes to Schedule of Portfolio Investments
4

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — (Continued)
$3,195,000	New York State Thruway Authority, Revenue Bonds, Refunding, Series P, 5.000% due 1/1/31[2]	$3,666,774
3,000,000	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Refunding, 5.000% due 9/15/28	3,327,160
1,025,000	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Refunding, Series A, Prerefunded 3/15/27 @ 100, 5.000% due 3/15/28	1,098,833
1,400,000	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Series A, 5.000% due 3/15/35	1,602,657
1,700,000	Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Series 205, 5.000% due 11/15/33	1,840,303
2,000,000	Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Series 231, 5.000% due 8/1/27	2,109,782
1,615,000	Triborough Bridge & Tunnel Authority, NY, Revenue Bonds, Refunding, 5.000% due 11/15/28	1,781,139
3,000,000	Utility Debt Securitization Authority, NY, Revenue Bonds, Refunding, Series 1, 5.000% due 12/15/31	3,426,994
		39,206,618
	North Carolina — 0.5%
1,370,000	State of North Carolina, Revenue Bonds, Series A, 5.000% due 5/1/26	1,438,392
	North Dakota — 0.8%
2,310,000	North Dakota Public Finance Authority, Revenue Bonds, Series A, 5.000% due 10/1/29	2,553,655
	Ohio — 0.4%
1,245,000	Ohio Housing Finance Agency, Residential Mortgage, Revenue Bonds, Series D, (GNMA / FNMA / FHLMC Insured), 4.000% due 3/1/48	1,240,787
	Oklahoma — 0.6%
2,000,000	Grand River Dam Authority, OK, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/24	2,011,756
	Oregon — 2.3%
	State of Oregon Department of Transportation, Revenue Bonds, Series A:
4,725,000	4.000% due 11/15/38	4,940,477
1,900,000	5.000% due 11/15/39	2,187,072
		7,127,549
	Pennsylvania — 6.6%
1,000,000	Allegheny County Sanitary Authority, PA, Revenue Bonds, Refunding, (BAM Insured), 5.000% due 12/1/30	1,031,004
2,000,000	Commonwealth Financing Authority, PA, Revenue Bonds, 5.000% due 6/1/25	2,039,592
2,965,000	Commonwealth of Pennsylvania, General Obligation Unlimited, Refunding, 5.000% due 9/1/30	3,405,412
1,200,000	Commonwealth of Pennsylvania, General Obligation Unlimited, Refunding, Series 1, 5.000% due 1/1/27	1,278,625
1,500,000	Commonwealth of Pennsylvania, General Obligation Unlimited, Series 2, 5.000% due 9/15/25	1,551,172
2,500,000	Cumberland County Municipal Authority, PA, Revenue Bonds, 5.000% due 11/1/31	2,736,083
	Montgomery County Higher Education & Health Authority, PA, Thomas Jefferson University Project, Revenue Bonds, Refunding,:
1,850,000	5.000% due 9/1/28	1,980,338
1,000,000	5.000% due 9/1/30	1,069,657
See Notes to Schedule of Portfolio Investments
5

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$995,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue, Revenue Bonds, Series 2019-131A, 3.500% due 4/1/49	$984,935
1,250,000	Pennsylvania State University, Revenue Bonds, Series A, 5.000% due 9/1/31	1,410,325
3,000,000	University of Pittsburgh-of the Commonwealth System of Higher Education, PA, Revenue Bonds, Refunding, 5.000% due 2/15/29	3,342,674
		20,829,817
	Rhode Island — 0.5%
1,600,000	State of Rhode Island, State & Providence Plantations, General Obligation Unlimited, Refunding, Series A, 5.000% due 8/1/24	1,615,917
	South Carolina — 2.9%
2,920,000	Beaufort County School District, SC, General Obligation Unlimited, Series D, 5.000% due 3/1/24	2,924,281
1,500,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/34	1,545,190
1,500,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A(Power), 4.000% due 12/1/33	1,556,962
3,060,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/24	3,093,575
		9,120,008
	Tennessee — 2.7%
1,380,000	County of Hamilton, TN, General Obligation Unlimited, Series A, 5.000% due 4/1/25	1,413,333
2,580,000	County of Williamson, TN, General Obligation Unlimited, 5.000% due 4/1/35	3,051,867
950,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, TN, Revenue Bonds, 5.000% due 5/1/27	1,009,531
2,445,000	Metropolitan Government Nashville & Davidson County Sports Authority, TN, Revenue Bonds, Series A, (AGMC Insured), 5.000% due 7/1/34	2,895,886
		8,370,617
	Texas — 16.8%
1,500,000	Austin Independent School District, TX, General Obligation Unlimited, 5.000% due 8/1/24	1,514,477
1,110,000	Austin Independent School District, TX, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/1/30	1,214,043
2,160,000	Beaumont Independent School District, TX, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 2/15/24	2,161,232
3,500,000	Board of Regents of the University of Texas System, TX, Revenue Bonds, Series D, 5.000% due 8/15/25	3,613,697
2,500,000	Board of Regents of the University of Texas System, TX, Revenue Bonds, Series J, 5.000% due 8/15/28	2,633,181
1,965,000	City of Austin, TX, Electric Utility Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/32	2,018,371
1,100,000	City of Dallas, TX, Waterworks and Sewer System Revenue, Revenue Bonds, Series C, 4.000% due 10/1/33	1,179,478
1,090,000	City of Garland, TX, Electric Utility System Revenue, Revenue Bonds, (AGMC Insured), 5.000% due 3/1/33	1,260,163
1,805,000	City of Houston, TX, Airport System Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/29	1,974,176
See Notes to Schedule of Portfolio Investments
6

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$1,010,000	City of Houston, TX, Combined Utility System Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 11/15/28	$1,061,906
1,000,000	City of San Antonio, TX, Electric and Gas Systems Revenue, Revenue Bonds, Refunding, 5.000% due 2/1/27	1,065,315
1,750,000	County of Harris, TX, General Obligation Limited, Series A, 5.000% due 10/1/25	1,810,642
1,300,000	County of Harris, TX, Revenue Bonds, Series A, 5.000% due 8/15/24	1,313,415
2,500,000	Dallas Independent School District, TX, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 2/15/24	2,501,777
	Harris County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Refunding, Children’s Hospital Project:
1,850,000	5.000% due 10/1/26	1,907,258
1,000,000	5.000% due 10/1/27	1,030,688
2,500,000	Lake Travis Independent School District, TX, General Obligation Unlimited, Refunding, 5.000% due 2/15/24	2,501,500
2,000,000	Lower Colorado River Authority, TX, Revenue Bonds, Refunding, 5.000% due 5/15/25	2,048,248
1,000,000	North Texas Tollway Authority, Revenue Bonds, Refunding, 5.000% due 1/1/32	1,085,082
	North Texas Tollway Authority, Revenue Bonds, Refunding, Series A:
2,000,000	5.000% due 1/1/27	2,129,884
4,000,000	5.000% due 1/1/30	4,064,183
2,175,000	Northside Independent School District, TX, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 8/15/30	2,392,193
3,160,000	Round Rock Independent School District, TX, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 8/1/24	3,190,967
1,000,000	San Antonio Independent School District, TX, General Obligation Unlimited, Series 2022, (PSF Guaranteed), 5.000% due 8/15/24	1,010,159
1,500,000	San Antonio Water System, TX, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/28	1,645,347
1,225,000	San Marcos Consolidated Independent School District, TX, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/15/32	1,444,780
3,000,000	Texas Water Development Board, Revenue Bonds, 5.000% due 8/1/32	3,225,307
		52,997,469
	Utah — 0.4%
	Intermountain Power Agency, UT, Revenue Bonds, Series A:
500,000	5.000% due 7/1/36	584,559
500,000	5.000% due 7/1/37	577,246
		1,161,805
	Virginia — 3.1%
1,670,000	Virginia College Building Authority, Revenue Bonds, 5.000% due 9/1/26	1,768,267
4,000,000	Virginia College Building Authority, Revenue Bonds, Refunding, Series B (State Intercept), 5.000% due 9/1/26	4,135,528
	Virginia College Building Authority, Revenue Bonds, Series A:
1,000,000	4.000% due 2/1/29	1,040,002
2,595,000	5.000% due 2/1/31	2,751,227
		9,695,024
	Washington — 6.6%
1,000,000	City of Bellevue, WA, General Obligation Limited, Refunding, 4.000% due 12/1/35	1,076,101
See Notes to Schedule of Portfolio Investments
7

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2024 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Washington — (Continued)
$2,000,000	City of Everett, WA, Water & Sewer Revenue, Revenue Bonds, Refunding, 5.000% due 12/1/24	$2,032,973
1,915,000	City of Seattle, WA, Municipal Light & Power Revenue, Revenue Bonds, Refunding, Series C, 4.000% due 10/1/28	1,968,888
1,990,000	County of King, WA, General Obligation Limited, Series A, 5.000% due 1/1/30	2,264,972
1,205,000	Grays Harbor County Public Utility District No. 1, WA, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,224,101
500,000	King County School District No. 403 Renton, WA, General Obligation Unlimited, (School Bond Guaranty), 5.000% due 12/1/25	519,295
3,600,000	King County School District No. 405 Bellevue, WA, General Obligation Unlimited, (School Bond Guaranty), 5.000% due 12/1/25	3,603,666
1,500,000	Port of Seattle, WA, Revenue Bonds, Refunding, Series B, 5.000% due 3/1/35	1,510,254
4,970,000	State of Washington, General Obligation Unlimited, Refunding, Series R, 4.000% due 7/1/26	5,116,414
1,500,000	State of Washington, General Obligation Unlimited, Series R, 4.000% due 7/1/24	1,505,867
		20,822,531
	Wisconsin — 2.7%
910,000	County of Outagamie, WI, General Obligation Unlimited, Series C, 2.800% due 11/1/30	885,146
7,700,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding, Series B, 3.150% due 12/1/33[1]	7,700,000
		8,585,146
	Wyoming — 0.5%
1,715,000	Wyoming Community Development Authority, Housing Revenue, Revenue Bonds, Refunding, Series 3, 4.000% due 6/1/43	1,709,982
	TOTAL MUNICIPAL BONDS (Cost $316,199,573)	318,321,467
TOTAL INVESTMENTS (Cost $316,199,573)	100.8%	$318,321,467
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)	(2,481,818)
NET ASSETS	100.0%	$315,839,649

*	Percentages indicated are based on net assets.
[1]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of January 31, 2024.
[2]	When-issued security.
[3]	Floating Rate Bond. Rate shown is as of January 31, 2024.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Schedule of Portfolio Investments
8

THE GLENMEDE PORTFOLIOS

Notes to Schedule of Portfolio Investments (Unaudited)
1.  Organization and Significant Accounting Policies
The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of January 31, 2024, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.
Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are deemed not readily available, unreliable or not indicative of fair value, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.
With respect to the Portfolio’s investments that do not have readily available market quotations, the Board has designated the Portfolio’s investment advisor as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (in such capacity, the "Valuation Designee").  If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board ("Valuation Procedures"). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NASDAQ Close, that materially affect the values of a Portfolio’s holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Investments valued using significant unobservable inputs are generally categorized as Level 3 in the fair value hierarchy. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Portfolio’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Portfolio could obtain the fair value assigned to an investment if the Portfolio were to sell the investment at approximately the time at which the Portfolio determines its NAV.
FASB ASC Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Muni Intermediate Portfolio had all long-term investments, that were placed at Level 2 of the valuation hierarchy at January 31, 2024.
Municipal Securities:  The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade,
9

THE GLENMEDE PORTFOLIOS

Notes to Schedule of Portfolio Investments (Unaudited) — (Concluded)
bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Portfolio’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Shareholders should consult the Portfolio’s prospectus for a complete listing of risks associated with the Portfolio.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Other. In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Subsequent Events
Management has evaluated events and transactions subsequent to January 31, 2024 through the date the schedule of investments was filed with the Securities and Exchange Commission, and has determined that there were no material events that would require additional disclosure.
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